CONSOLIDATED BALANCE SHEETS - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	CAD 8.3	CAD 10.9
Accounts receivable (note 9)	185.1	110.9
Inventories (note 10)	256.2	155.5
Prepaids and other (note 11)	5.5	4.6
Assets held for sale (note 8)	1.5	1.5
Total Current Assets	456.6	283.4
Property, plant and equipment (note 12)	456.9	379.3
Other assets (note 13)	5.6	6.0
Total Assets	919.1	668.7
Current liabilities
Accounts payable and accrued liabilities (note 14)	244.5	137.3
Current portion of long-term debt (note 15)	3.2	3.0
Total Current Liabilities	247.7	140.3
Long-term debt (note 15)	494.6	326.1
Employee future benefits (note 16)	267.1	282.4
Other long-term obligations (note 17)	26.4	15.5
Total Liabilities	1,035.8	764.3
Shareholders’ equity (deficiency)
Common stock: no par value; unlimited shares authorized; issued and outstanding: 14,527,571 shares (December 31, 2014 - 14,527,571)	144.9	144.9
Preferred stock: par value determined at time of issue; authorized 100,000,000 shares; issued and outstanding: nil shares	0.0	0.0
Deficit	(284.5)	(235.1)
Accumulated other comprehensive income (loss) (note 19)	22.9	(5.4)
Shareholders' equity (deficiency)	(116.7)	(95.6)
Total Liabilities and Equity	CAD 919.1	CAD 668.7